Noncontrolling Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
The following table presents the activity in redeemable noncontrolling interests in a consolidated open-end fund sponsored by the Company.

	Three Months Ended March 31,
(In thousands)	2019	2018
Beginning balance	$9,385	$34,144
Contributions	—	250
Distributions and redemptions	(3,366)	(2,050)
Net income (loss)	1,444	(696)
Ending balance	$7,463	$31,648

The following table presents a summary of changes in redeemable noncontrolling interests:

	Year Ended December 31,
(In thousands)	2018	2017
Beginning balance	$34,144	$—
Assumed through the Merger	—	78,843
Assumed through consolidation of sponsored private fund	—	24,763
Contributions	354	8,550
Distributions and redemptions	(21,405)	(100,830)
Net income (loss)	(3,708)	23,543
Currency translation adjustment and other	—	(725)
Ending balance	$9,385	$34,144